NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
NOTE PAYABLE

8. NOTE PAYABLE

On September 17, 2019, the Company executed a Promissory Note pursuant to which Polar Multi-Strategy Master Fund (“Polar”), extended a loan in the principal amount of $14.0 million to the Company (“Polar Note”). The Polar Note bears interest at a fixed rate of 8% per annum and requires monthly interest-only payments. The final payment due at maturity, October 1, 2020 (or March 31, 2021, if extended pursuant to the Polar Note), includes payment of the outstanding principal and accrued and unpaid interest. The Company may repay the Polar Note at any time, subject to the payment of an Optional Redemption Fee (as defined in the Polar Note), if applicable. Such fee is not applicable to repayments made from the proceeds of property sales.

The principal balance of the Polar Note as of March 31, 2020 consists of cash received, less cash repayments from property sales of $ 7.4 million and Original Issue Discount (“OID”) of $1.4 million. The OID has been recorded on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and is recognized as interest expense over the term of the Note commencing on September 17, 2019 through October 1, 2020. The unrecognized OID totaled approximately $ 675,000 as of March 31, 2020. The accretion of the OID recognized during the three months ended March 31, 2020 was $338,000.

The Company incurred approximately $1.1 million in legal and underwriting costs related to the transaction. These costs have been recorded as debt issuance costs on the accompanying condensed consolidated balance sheets as a direct deduction from the principal of the Note and are being amortized over the term of the Note. Amortization expense totaling approximately $280,000 was included in interest expenses for the three months ended March 31, 2020, in the accompanying condensed consolidated statements of operations. The unamortized debt issuance costs totaled $0.5 million as of March 31, 2020.

Under the terms of the Polar Note, the Company is subject to certain financial covenants including maintaining a debt to property fair value ratio of no greater than 75%. As of March 31, 2020, the Company is in compliance with such covenants.

8. NOTE PAYABLE

On September 17, 2019, the Company executed a Promissory Note pursuant to which Polar Multi-Strategy Master Fund (“Polar”), extended a loan in the principal amount of $14.0 million to the Company (“Polar Note”). The Polar Note bears interest at a fixed rate of 8% per annum and requires monthly interest-only payments. The final payment due at maturity, October 1, 2020 (or March 31, 2021, if extended pursuant to the Note), includes payment of the outstanding principal and accrued and unpaid interest. The Company may repay the Polar Note at any time, subject to the payment of an Optional Redemption Fee (as defined in the Note), if applicable. Such fee is not applicable to repayments made from the proceeds of property sales.

The principal balance of the Note as of December 31, 2019 consists of cash received of $12,600,000 and Original Issue Discount (“OID”) of $1,400,000. The OID has been recorded on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and is recognized as interest expense over the term of the Note commencing on September 17, 2019 through October 1, 2020. The unrecognized OID totaled approximately $1.0 million as of December 31, 2019. The accretion of the OID recognized during the year ended December 31, 2019 was $387,000.

The Company incurred approximately $1.1 million in legal and underwriting costs related to the transaction. These costs have been recorded as debt issuance costs on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and are being amortized over the term of the Note. Amortization expense totaling approximately $373,000 was included in interest expenses for the year ended December 31, 2019, in the accompanying condensed consolidated statements of operations. The unamortized debt issuance costs totaled $748,000 as of December 31, 2019.

Under the terms of the Polar Note, the Company is subject to certain financial covenants including maintaining a debt to property fair value ratio of no greater than 75%. As of December 31, 2019, the Company is in compliance with such covenants.